Shareholder Report, Holdings (Details) - C000003889 [Member]	Jun. 30, 2026	[1]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[2]
Materials Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Non U S Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Commercial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Energy Refining And Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Diversified Holding Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Oil And Gas Production And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	27.20%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%

[1]	(% of Net Assets)
[2]	Includes Bermuda, South Korea, Chile and Mexico.
[3]	Includes Media, Consumer Products and Brokerages & Exchanges.